Costs of services and general and administrative costs	6 Months Ended
Jun. 30, 2026
Costs of service and general and administrative costs [Abstract]
Costs of services and general and administrative costs
3. Costs of services and general and administrative costs
Costs of services and general and administrative costs include:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
	£m	£m
Staff costs[1]	3,469	3,685
Establishment costs	199	219
Media pass-through costs	1,306	1,279
Other costs of services and general and administrative costs[2]	1,138	1,259
	6,112	6,442
Notes
[1] Additional staff costs of £51 million (2025: £4 million) are included within Restructuring costs below.
[2] Other costs of services and general and administrative costs include £322 million (2025: £358 million) of other pass-through costs.

Other costs of services and general and administrative costs include the following significant items:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
	£m	£m
Goodwill impairment	—	116
Restructuring costs[1]	83	40
Notes
[1] Prior year comparative has been re-presented to include Property-related restructuring costs excluding impairment, that was previously presented separately.
Goodwill impairment
In the six months ended 30 June 2026, no impairment charges have been recognised (2025: £116 million). Following the changes to the Group’s operating structure described in Note 2, from the second quarter of 2026 goodwill is monitored by management at the level of WPP Media, WPP Production and WPP Creative.
Restructuring costs
Charges of £83 million (2025: £40 million) include £59 million relating to Elevate28 and £24 million relating to historical restructuring programmes (2025: £40 million).